First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 96.5%
	Alabama – 4.5%
$1,000,000	AL Federal Aid Hwy Fin Auth Spl Oblig Rev, GARVEE	5.00%	09/01/30	$1,129,814
325,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AMT, AGM	5.00%	10/01/24	365,416
50,000	Birmingham AL Spl Care Facs Fing Auth Hlthcare Fac Ref Children’s Hosp of AL	5.00%	06/01/26	57,216
65,000	Birmingham AL Spl Care Facs Fing Auth Hlthcare Fac Ref Children’s Hosp of AL	5.00%	06/01/27	74,307
490,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1 (Mandatory put 10/01/26)	4.00%	10/01/49	558,402
535,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A (Mandatory put 12/01/23)	4.00%	12/01/48	570,338
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	1,142,275
275,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser A (Mandatory put 07/01/22)	4.00%	08/01/47	280,567
100,000	Greenville AL Pub Impt Cooperative Pub Impt Rev Greenville Funding, BAM	5.00%	03/01/25	114,685
145,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/25	164,976
160,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/28	186,221
1,005,000	Lower AL Gas Dist Gas Proj Rev Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,127,589
500,000	Mizuho Floater Residual Trust Various States Floaters Miz 9024, Ser 2020 (a) (b)	0.30%	12/01/48	500,000
430,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	5.00%	11/01/25	489,748
40,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #1, Ser A (Mandatory put 04/01/24)	4.00%	04/01/49	43,002
10,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A	4.00%	06/01/23	10,558
150,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	162,022
350,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A	4.00%	10/01/23	372,897
500,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A	4.00%	10/01/25	559,082
				7,909,115
	Arizona – 2.8%
110,000	AZ St Indl Dev Auth Edu Rev Greathearts AZ Proj, Ser A	4.00%	07/01/23	116,541
155,000	AZ St Indl Dev Auth Edu Rev Jerome Fac Proj Social Bonds, Ser B	5.00%	07/01/27	177,664
155,000	AZ St Indl Dev Auth Edu Rev Jerome Fac Proj Social Bonds, Ser B	5.00%	07/01/29	175,818
115,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/26	126,630
600,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/25	677,849
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	05/01/27	1,215,679
1,000,000	Coconino Cnty AZ Poll Controlcorp Ref NV Pwr Company Remk, Ser A, AMT (Mandatory put 03/31/23)	1.88%	09/01/32	1,018,465
95,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Royal Oaks Life Care Cmnty	4.00%	05/15/29	101,482
615,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Sch Proj	5.00%	07/01/24	682,795
580,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Sch (a)	5.00%	07/01/35	642,896
				4,935,819

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arkansas – 0.2%
$110,000	AR St Dev Fin Auth Hlthcare Facs Rev Carti Surgery Ctr Proj, Ser B	4.00%	07/01/23	$114,445
140,000	AR St Dev Fin Auth Hlthcare Facs Rev Carti Surgery Ctr Proj, Ser B	4.00%	07/01/25	150,310
				264,755
	California – 5.4%
25,000	CA St Enterprise Dev Auth Stdt Hsg Rev M@College Proj, Ser A	5.00%	08/01/23	26,891
50,000	CA St Enterprise Dev Auth Stdt Hsg Rev M@College Proj, Ser A	5.00%	08/01/24	55,622
205,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	5.00%	03/01/23	217,938
405,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	4.00%	03/01/33	423,243
385,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	464,984
750,000	CA St Muni Fin Auth Mf Hsg Rev Peppertree Sr Apts, Ser A	2.80%	06/01/23	779,093
300,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	327,381
25,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/22	25,636
40,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/23	42,094
50,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/24	53,805
80,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/25	87,305
325,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/24	350,037
355,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/25	388,956
880,000	CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr	5.00%	08/15/24	990,203
265,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C	4.00%	08/01/23	280,032
115,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	3.00%	09/01/23	119,326
100,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/26	110,894
295,000	Fontana CA Spl Tax Summit at Rosena Phase One	3.00%	09/01/24	311,133
160,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Enhanced Asset Bkd, Ser A	5.00%	06/01/30	172,129
195,000	Hemet CA Unif Sch Dist Facs Dist Spl Tax Ref	4.00%	09/01/25	214,258
25,000	Irvine CA Impt Bond Act 1915 Ltd Oblig Re-Assmnt Dist #13-1	5.00%	09/02/23	27,184
400,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/22	420,534
85,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/23	88,182
90,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/24	94,870
365,000	Rio Vista CA Pub Fing Auth Spl Tax Rev Ref	5.00%	09/01/24	408,753
575,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.00%	09/01/27	603,886
195,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	3.00%	09/01/24	204,603
240,000	Roseville CA Fin Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/25	281,167
60,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/24	62,920
70,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/25	74,039
85,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/26	94,302
100,000	San Diego Cnty CA Regl Arpt Auth Subord Ref, Ser A	5.00%	07/01/24	112,153
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref 2nd Ser, Ser A	4.00%	05/01/26	160,622
200,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (a)	4.00%	09/01/26	219,755

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$150,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/25	$164,284
400,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/26	444,362
175,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/25	192,490
100,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/26	111,732
50,000	Temecula CA Pub Fing Auth Spl Tax Ref, BAM	5.00%	09/01/25	58,576
125,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/25	143,896
				9,409,270
	Colorado – 1.6%
500,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/28	566,963
110,000	CO St Eductnl & Cultural Facs Auth Rev Ref Chrt Sch Stargate Chrt Sch Proj, Ser A	5.00%	12/01/25	127,867
100,000	CO St Eductnl & Cultural Facs Auth Rev Ref N Star Acdmy Chrt Sch Proj	4.00%	11/01/23	106,771
215,000	CO St Hgr Edu Capital Const Lease Pur Prog, COPS	5.00%	11/01/25	250,893
130,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	147,777
80,000	CO St Hlth Facs Auth Rev Ref Parkview Med Cntr, Ser A	3.25%	09/01/25	87,424
275,000	CO St Hlth Facs Auth Rev Ref Parkview Med Cntr, Ser B	5.00%	09/01/28	314,547
150,000	CO St, Ser A, COPS	5.00%	12/15/25	176,686
100,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/21	100,379
125,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/23	136,757
30,000	E-470 CO Pub Hwy Auth Cap Apprec Sr, Ser B, NATL-RE	(c)	09/01/22	29,924
15,000	E-470 CO Pub Hwy Auth Cap Apprec Sr, Ser B, NATL-RE	(c)	09/01/23	14,876
500,000	El Paso Cnty CO Sch Dist #49 Falcon Ref, COPS	5.00%	12/15/39	576,809
10,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/24	11,307
135,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	154,303
				2,803,283
	Connecticut – 3.3%
100,000	CT St	5.00%	08/01/31	115,282
50,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser E	5.00%	07/01/25	55,864
170,000	CT St Hlth & Eductnl Facs Auth Rev Ref	5.00%	07/01/29	194,940
1,205,000	CT St Hlth & Eductnl Facs Auth Rev Stamford Hosp, Ser J	5.00%	07/01/42	1,242,595
650,000	CT St Hlth & Eductnl Facs Auth Rev Temps 50 Mclean Issue, Ser B-2 (a)	2.75%	01/01/26	654,607
50,000	CT St Spl Tax Oblig Rev Ref Transprtn Infra, Ser B	5.00%	08/01/27	58,014
165,000	CT St Spl Tax Oblig Rev Transprtn Infra, Ser A	5.00%	09/01/33	185,324
130,000	CT St, Ser E	5.00%	09/15/25	152,213
100,000	CT St, Ser F	2.00%	11/15/21	100,068
105,000	Hamden CT Ref, BAM	3.00%	08/15/22	107,221
250,000	Hamden CT Ref, BAM	4.00%	08/15/23	266,050
400,000	Hamden CT Ref, BAM	4.00%	08/15/24	439,151
315,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/23	340,281
145,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/24	162,965
200,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/25	232,459
250,000	Hamden CT Ref, Ser A, BAM	5.00%	08/15/26	298,962
25,000	Univ of CT CT Ref, Ser A	5.00%	03/15/27	29,551

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut (Continued)
$970,000	Univ of CT CT, Ser A	5.00%	11/01/26	$1,173,050
25,000	Univ of CT CT, Ser A	5.00%	11/01/35	30,921
				5,839,518
	Florida – 7.7%
110,000	Alachua Cnty FL Hlth Facs Auth Ccrc Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/24	118,313
100,000	Alachua Cnty FL Hlth Facs Auth Ccrc Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/25	109,409
105,000	Alachua Cnty FL Hlth Facs Auth Ccrc Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/26	116,349
150,000	Alachua Cnty FL Hlth Facs Auth Shands Teaching Hosp & Clinics, Ser A	5.00%	12/01/26	169,455
500,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	2.38%	05/01/26	497,680
250,000	Berry Bay Cdd FL Spl Assmt Rev Assmt Area 1	2.63%	05/01/26	251,352
250,000	Citizens Property Insurance Corp FL, Ser A1	5.00%	06/01/22	250,968
375,000	Epperson N Cdd FL Capital Impt Rev Assmnt Area Three, Ser A	2.45%	11/01/26	375,107
550,000	FL St Brd of Governors FL Intl Univ Dorm Rev Ref, Ser A, BAM	5.00%	07/01/27	671,409
110,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/24	117,875
330,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/25	360,427
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	172,005
150,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/28	170,107
105,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj	4.00%	06/01/24	111,235
100,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj	4.00%	06/01/25	107,558
245,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	3.00%	11/01/24	248,488
405,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	3.00%	05/01/25	410,736
450,000	Hollywood Beach FL Cmnty Dev Dist Rev Cdd Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/23	488,264
575,000	Hollywood Beach FL Cmnty Dev Dist Rev Cdd Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/24	647,395
210,000	Jea FL Elec Sys Rev Sub, Ser B	5.00%	10/01/22	219,145
100,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth	5.00%	11/15/33	113,866
230,000	Lakes of Sarasota Cdd FL Impt Rev Phase 1 Proj, Ser A-1	2.75%	05/01/26	230,958
170,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	5.00%	05/01/25	194,692
720,000	Ltc Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	2.50%	05/01/26	720,206
635,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	729,368
500,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	2.50%	05/01/26	501,471
180,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/23	183,214
370,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/24	379,265
380,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/25	391,548
385,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/26	397,424

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$25,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	$27,368
270,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/32	317,680
230,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/22	232,018
100,000	Poinciana FL W Cdd Spl Assmnt Ref Sr, Ser 1, AGM	3.60%	05/01/26	111,548
125,000	Rhodine Road N Cdd FL Spl Assmnt	3.50%	05/01/24	127,770
115,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/23	121,122
145,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/24	155,546
385,000	Sarasota Natl FL Cdd Spl Assmnt Ref	3.00%	05/01/23	393,807
375,000	Sarasota Natl FL Cdd Spl Assmnt Ref	3.00%	05/01/24	386,870
240,000	Sarasota Natl FL Cdd Spl Assmnt Ref	3.00%	05/01/25	248,479
250,000	Shingle Creek at Bronson Cdd FL Spl Assmnt	2.50%	06/15/26	250,767
350,000	Six Mile Creek FL Cdd Capital Impt Rev Assmnt Area 3 Phase 1	2.50%	05/01/26	350,360
30,000	Tampa FL Capital Impt Cigarette Tax Allocation H Lee Moffitt Cancer Ctr Proj, Ser A	5.00%	09/01/24	33,822
525,000	Timber Creek SW Cdd FL Spl Assmnt Area Two Proj	2.35%	12/15/26	524,992
375,000	V Dana Cdd FL Spl Assmnt Cdd Assmnt Area One 2021 Proj	2.60%	05/01/26	376,416
130,000	Vlg FL Cdd #6 Spl Assmnt Rev Ref	4.00%	05/01/25	142,142
250,000	Westside Haines City Cdd Spl Assmnt Assmnt Area One Proj	2.50%	05/01/26	248,315
				13,504,311
	Georgia – 2.0%
100,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk (Mandatory put 06/13/24)	2.15%	10/01/32	103,924
155,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	4.00%	07/01/22	157,776
175,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/24	193,373
190,000	Glynn Brunswick GA Memorial Hosp Auth Ref Antic Ctfs SE GA Hlth	5.00%	08/01/23	204,520
715,000	Madison Cnty GA Sch Dist Ref Capital Impt Proj, COPS	4.00%	05/01/25	794,496
120,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	131,137
830,000	Main Street Nat Gas Inc GA Gas Rev, Ser B	5.00%	03/15/22	844,474
240,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/25	274,730
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C	5.00%	09/01/26	594,058
165,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	01/01/27	199,210
				3,497,698
	Guam – 0.1%
90,000	Guam Govt Busn Privilege Tax Rev, Ser B-1	5.00%	01/01/37	90,700
85,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev	5.00%	07/01/23	90,932
				181,632
	Hawaii – 0.1%
100,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	111,344
	Idaho – 0.1%
185,000	Boise ID St Univ Revs Ref Gen Proj, Ser A	4.00%	04/01/22	187,887

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois – 10.4%
$1,000,000	Boone Mchenry & Dekalb Cntys IL Cmnty Unit Sch Dist #100 Ref, Ser B	4.00%	01/01/27	$1,153,141
135,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	134,147
100,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/23	98,470
175,000	Chicago IL Brd of Edu Green Bond, Ser E	5.13%	12/01/32	193,662
1,000,000	Chicago IL Brd of Edu Ref, Ser A	4.00%	12/01/21	1,002,936
190,000	Chicago IL Brd of Edu Ref, Ser A, AMBAC	5.50%	12/01/23	207,921
400,000	Chicago IL Brd of Edu Ref, Ser C	5.00%	12/01/22	419,297
100,000	Chicago IL Park Dist Ref Ltd Tax, Ser B	5.00%	01/01/23	105,331
540,000	Chicago IL Park Dist Ref Ltd Tax, Ser B	5.00%	01/01/28	586,905
135,000	Chicago IL Park Dist Ref, Ser C	5.00%	01/01/25	136,062
125,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	135,861
210,000	Chicago IL Ref Remk, 2003B	5.00%	01/01/26	236,724
100,000	Chicago IL Ref Remk, 2003B	5.13%	01/01/27	112,696
110,000	Chicago IL Ref, Ser C	5.00%	01/01/26	127,697
260,000	Chicago IL Ref, Ser C	5.00%	01/01/35	294,456
65,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	61,326
500,000	Chicago IL Wstwtr Trans Rev Ref Second Lien Remk, Ser C	5.00%	01/01/27	568,546
305,000	Chicago IL Wstwtr Trans Rev Second Lien Ref, Ser B	5.00%	01/01/22	307,359
100,000	Chicago IL Wstwtr Trans Rev Second Lien Ref, Ser B	5.00%	01/01/24	109,762
325,000	Chicago IL Wtrwks Rev 2nd Lien Proj	5.00%	11/01/27	364,664
100,000	Chicago IL, Ser A	5.00%	01/01/26	112,756
90,000	Ford Champaign Etc Cntys IL Cmnty Unit Sch Dist #10 Sch Bldg, Ser A, AGM	4.00%	12/01/25	101,525
160,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	165,159
250,000	IL St	5.00%	03/01/22	253,936
395,000	IL St	5.00%	05/01/23	421,762
125,000	IL St	5.00%	05/01/24	138,414
150,000	IL St	5.00%	05/01/27	165,310
195,000	IL St	5.00%	06/01/27	226,981
235,000	IL St	4.00%	01/01/31	257,926
195,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Facility Proj	5.00%	10/01/24	218,348
85,000	IL St Ref	4.00%	08/01/25	87,120
160,000	IL St Sales Tax Rev, Ser P	6.50%	06/15/22	166,181
150,000	IL St, Ser A	5.25%	05/01/22	153,709
100,000	IL St, Ser A	4.00%	01/01/24	100,606
15,000	IL St, Ser A	4.00%	01/01/25	15,086
700,000	IL St, Ser C	5.00%	11/01/29	829,625
280,000	IL St, Ser D	5.00%	11/01/23	304,705
520,000	IL St, Ser D	5.00%	11/01/24	585,533
350,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/26	396,776
725,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/30	822,939
700,000	Macon Cnty IL Sch Dist #61, AGM	4.00%	12/01/25	792,047
420,000	Met Pier & Exposition Auth IL Rev Ref McCormick Place Proj, Ser B, AGM	4.25%	06/15/42	430,277
170,000	Met Pier & Exposition Auth IL Rev Ref McCormick Place, Ser B, BAM	4.25%	06/15/42	174,160
650,000	Northern IL Univ Revs Brd of Trustees Aux Facs Sys Rev N IL Univ Ref, BAM	5.00%	10/01/25	752,281
1,045,000	Peoria IL Ref, Ser C, AGM	5.00%	01/01/27	1,244,356
515,000	Railsplitter IL Tobacco Stlmt Auth	5.00%	06/01/27	605,234
495,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/27	565,569

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$570,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/31	$649,033
700,000	Sthrn IL St Univ Ref Sthrn IL Univ Hsg and Aux Facs Sys, Ser A, BAM	4.00%	04/01/25	776,082
365,000	Univ of IL IL Rev Ref Auxiliary Facs Sys, Ser A	5.00%	04/01/22	372,251
				18,242,650
	Indiana – 0.9%
125,000	IN Bond Bank Rev Hamilton Co Projs, CABS	(c)	01/15/26	120,268
675,000	Indianapolis IN Loc Pub Impt Bond Bank Ref Cityway 1 Proj, Ser B	5.00%	02/01/35	739,550
100,000	La Porte IN Wtrwks Rev, AGM	4.00%	01/01/24	106,604
105,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/24	113,379
545,000	Merrillville IN Conservancy Dist	3.00%	01/15/23	560,806
				1,640,607
	Iowa – 1.0%
110,000	Pefa Inc IA Gas Proj Rev	5.00%	09/01/26	130,844
1,425,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	1,685,113
				1,815,957
	Kentucky – 1.7%
240,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, NATL-RE	(c)	10/01/25	226,284
20,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/25	22,871
355,000	KY St Hgr Edu Stdt Loan Corp Sr, Ser A, AMT	5.00%	06/01/26	411,834
255,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	279,909
350,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1	4.00%	12/01/21	351,027
100,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 04/01/24)	4.00%	04/01/48	107,570
140,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 06/01/26)	4.00%	12/01/50	158,533
105,000	KY St Pub Energy Auth Gas Sply Rev, Ser A-1 (Mandatory put 06/01/25)	4.00%	12/01/49	116,346
140,000	KY St Univ KY St Univ Proj, COPS, BAM	5.00%	11/01/25	162,711
125,000	KY St Univ KY St Univ Proj, COPS, BAM	5.00%	11/01/26	149,334
100,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Oblig Grp, Ser A	5.75%	10/01/38	109,607
60,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/30	71,272
210,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AGM	5.00%	10/01/34	250,184
450,000	Univ of Louisville KY Ref, Ser A	5.00%	03/01/27	526,301
				2,943,783
	Louisiana – 1.5%
20,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	23,833
455,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	511,270
100,000	New Orleans LA Aviation Brd, Ser B, AMT, AGM	5.00%	01/01/32	112,334
150,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/26	175,636
350,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/28	407,206
550,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-1 (Mandatory put 07/01/24)	2.13%	06/01/37	567,104
550,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-2 (Mandatory put 07/01/26)	2.38%	06/01/37	577,177

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana (Continued)
$250,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser C, BAM	5.00%	12/01/24	$284,231
				2,658,791
	Maryland – 1.2%
115,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/23	121,917
300,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/24	328,098
150,000	Howard Cnty MD Ref Consol Pub Impt, Ser B	5.00%	02/15/24	166,149
100,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	5.00%	06/01/28	121,414
1,245,000	MD St Ref, Ser B	5.00%	08/01/24	1,404,371
				2,141,949
	Massachusetts – 1.1%
350,000	MA St Clg Bldg Auth, Ser A	5.00%	05/01/28	375,005
575,000	MA St Eductnl Fing Auth Sr, Ser B, AMT	5.00%	07/01/24	641,297
500,000	MA St Eductnl Fing Auth Sr, Ser B, AMT	5.00%	07/01/25	575,697
285,000	MA St Eductnl Fing Auth, Ser A, AMT	5.00%	01/01/26	321,674
				1,913,673
	Michigan – 3.4%
70,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/30	77,638
20,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	22,177
100,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bond, Ser A	5.00%	07/01/25	115,926
575,000	Kalamazoo MI Econ Dev Corp Heritage Cmnty of Kalamazoo Revel Creek Proj Temps 60, Ser B2	2.63%	05/15/25	575,351
210,000	MI St Fin Auth Rev Multi Modal Mclaren Hlthcare, Ser A	5.00%	02/15/26	247,650
110,000	MI St Fin Auth Rev Ref Ascension Sr Credit Grp Remk, Ser E-1 (Mandatory put 08/15/24)	4.00%	11/15/44	120,638
300,000	MI St Fin Auth Rev Ref Beaumont Hlth Credit Grp	5.00%	08/01/28	336,643
55,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	61,464
100,000	MI St Fin Auth Rev Ref Hosp Beaumont Hlth Credit Grp	5.00%	11/01/21	100,000
150,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D1, AGM	5.00%	07/01/28	173,534
135,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D2, AGM	5.00%	07/01/24	150,985
1,035,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D2, AGM	5.00%	07/01/28	1,162,249
250,000	MI St Fin Auth Rev Sr Lien Great Lakes Wtr Auth, Ser C-3, AGM	5.00%	07/01/27	281,092
90,000	MI St Hosp Fin Auth Ref Mclaren Hlthcare, Ser A	5.00%	06/01/24	92,460
1,500,000	MI St Strategic Fund Ltd Oblg Rev Var Green Bond Recycled Brd Machine Proj, AMT (Mandatory put 10/01/26)	4.00%	10/01/61	1,667,940
235,000	Wayne Cnty MI Arpt Auth Rev Detroit Met Wayne Cnty Arpt, Ser C, AMT	5.00%	12/01/29	265,326
270,000	Wayne Cnty MI Arpt Auth Rev Detroit Met Wayne Cnty Arpt, Ser C, AMT	5.00%	12/01/30	304,842
90,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	105,130
				5,861,045
	Minnesota – 0.1%
200,000	Duluth MN Econ Dev Auth Rev Ref Benedictine Hlth Sys, Ser A	3.00%	07/01/24	206,953

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Mississippi – 0.1%
$100,000	MS St Busn Fin Corp Sol Wst Disp Rev Waste Mgmt Inc Proj Remk, AMT (Mandatory put 06/03/24)	2.20%	03/01/27	$103,811
	Missouri – 1.5%
375,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/25	419,491
385,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/26	438,175
200,000	Jackson Cnty MO Spl Oblg Rirr Right of Way Proj	4.00%	12/01/27	226,369
140,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	3.00%	08/01/23	145,806
305,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/25	339,162
350,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Saint Lukes Hlth Sys Inc	4.00%	11/15/33	389,778
235,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	247,342
125,000	Plaza at Noah’s Ark Cmnty Impt Dist MO Tax Incr & Impt Ref	3.00%	05/01/22	125,646
200,000	Plaza at Noah’s Ark Cmnty Impt Dist MO Tax Incr & Impt Ref	3.00%	05/01/24	203,867
				2,535,636
	Montana – 0.3%
240,000	Forsyth MT Poll Control Rev Ref Puget Sound Energy Proj, Ser A (Mandatory put 03/01/23)	3.90%	03/01/31	247,828
150,000	MT St Fac Fin Auth Hlthcare Facs Rev MT Children’s Home and Hosp Proj, Ser A	4.00%	07/01/24	160,902
155,000	MT St Fac Fin Auth Hlthcare Facs Rev MT Children’s Home and Hosp Proj, Ser A	4.00%	07/01/25	169,583
				578,313
	Nebraska – 1.1%
420,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	436,163
150,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.25%	09/01/37	156,096
70,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	76,690
350,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	380,819
330,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/26	391,502
330,000	Centrl Plains Energy Proj NE Gas Sply Rev Ref (Mandatory put 08/01/25)	4.00%	12/01/49	369,639
100,000	NE St Pub Pwr Dist Rev Ref, Ser A-2	5.00%	01/01/40	100,791
				1,911,700
	Nevada – 1.6%
500,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A, BAM	5.00%	06/15/30	604,706
750,000	Director of the St of NV Dept of Busn & Ind Var Brightline W Psngr Rail Proj Remk, Ser A, AMT (Mandatory put 02/01/22) (a)	0.25%	01/01/50	750,005
300,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.00%	06/01/24	304,239
225,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.00%	06/01/26	225,588
315,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/28	339,383
125,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/25	143,804
500,000	Yerington NV USDA Interim Debs	1.63%	11/01/23	503,318
				2,871,043
	New Hampshire – 0.1%
220,000	Natl Fin Auth NH Sr Living Rev Ref Springpoint Sr Living	4.00%	01/01/24	232,776

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey – 5.3%
$1,100,000	Middlesex Cnty NJ Ref Civic Square IV Redev, COPS	5.00%	10/15/31	$1,267,902
1,455,000	NJ St Covid-19 Go Emergency Bonds, Ser A	5.00%	06/01/25	1,675,557
255,000	NJ St Econ Dev Auth Ref, Ser A	4.13%	06/15/27	283,299
110,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser PP	3.50%	06/15/27	116,348
295,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser PP	5.00%	06/15/27	327,936
630,000	NJ St Econ Dev Auth Rev Ref Sch Facs Construction, Ser NN	5.00%	03/01/29	666,517
265,000	NJ St Econ Dev Auth Rev Ref Sch Facs Construction, Ser PP, AGM	5.00%	06/15/25	295,822
300,000	NJ St Econ Dev Auth Rev Ref, Ser BBB	5.00%	06/15/22	308,725
355,000	NJ St Econ Dev Auth Rev Ref, Ser XX	4.38%	06/15/27	397,544
240,000	NJ St Econ Dev Auth Rev, Ser WW	5.00%	06/15/34	274,175
200,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev Ref Sr, Ser B, AMT	5.00%	12/01/21	200,761
655,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser B, AMT	5.00%	12/01/25	760,532
175,000	NJ St Hlth Care Facs Fing Auth Rev Ref St Josephs Hlthcare Sys Oblig Grp	5.00%	07/01/22	180,262
50,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(c)	12/15/25	47,734
170,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimb Nts, Ser A-1, GARVEE	5.00%	06/15/27	201,157
140,000	NJ St Transprtn Trust Fund Auth Ref Fed Hwy Reimb Nts, Ser A, GARVEE	5.00%	06/15/29	164,345
455,000	NJ St Transprtn Trust Fund Auth Sys Remk, Ser C	5.25%	06/15/32	516,698
260,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/22	267,562
160,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/25	178,101
750,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/38	771,830
285,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A	5.00%	06/15/42	293,386
60,000	NJ St Turnpike Auth, Ser E	5.00%	01/01/31	68,145
				9,264,338
	New Mexico – 0.2%
260,000	Albuquerque Bernalillo Cnty NM Wtr Util Auth Jt Wtr & Swr Ref	5.00%	07/01/25	302,850
	New York – 4.6%
175,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	4.00%	02/15/36	197,588
200,000	Met Transprtn Auth NY Dedicated Tax Fund Ref, Ser A	5.25%	11/15/28	242,302
150,000	Met Transprtn Auth NY Rev Ref, Ser F	5.00%	11/15/26	174,721
135,000	Met Transprtn Auth NY Rev Transptrn, Ser A-2	5.00%	11/15/22	141,467
750,000	Met Transprtn Auth NY Rev, Ser A-2S, BANS	4.00%	02/01/22	756,869
305,000	Met Transprtn Auth NY Rev, Ser D-1, BANS	5.00%	09/01/22	316,883
250,000	Nassau Cnty NY, Ser A, AGM	5.00%	04/01/25	287,774
250,000	New York City NY Hsg Dev Corp Mf Hsg Rev, Ser D-1-B	4.20%	05/01/37	250,000
355,000	New York City NY Transitional Fin Auth Rev Future Tax Secured, Subser B-1	4.00%	08/01/35	400,445
300,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	08/01/37	343,103
1,000,000	NY NY Adj Fiscal 2020, Subser B-3 (b)	0.12%	10/01/46	1,000,000
125,000	NY NY, Ser G	4.00%	08/01/29	135,083
200,000	NY NY, Ser I, Subser 1-I	5.00%	03/01/25	221,633
250,000	NY NY, Subser F-1	5.00%	03/01/27	265,535
255,000	NY St Dorm Auth St Personal Income Tax Rev, Ser B	5.00%	03/15/30	259,505
100,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc Laguardia Arpt Terminals C&D Redev, AMT	5.00%	01/01/22	100,717
205,000	NY St Transprtn Dev Corp Spl Fac Rev Laguardia Arpt Term B Redev Proj, Ser A-P3, AMT, AGM	4.00%	07/01/35	221,492
500,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	2.25%	08/01/26	513,884

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$200,000	NY St Transprtn Dev Corp Spl Fac Rev Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser C	5.00%	12/01/24	$225,482
125,000	NY St Transprtn Dev Corp Spl Fac Rev Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser C	5.00%	12/01/25	143,516
180,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/26	211,324
120,000	Port Auth of NY & NJ NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	129,936
855,000	Port Auth of NY & NJ NY Ref, Ser 223, AMT	5.00%	07/15/25	988,967
455,000	Port Auth of NY & NJ NY Ref, Ser 226, AMT	5.00%	10/15/24	513,989
				8,042,215
	North Carolina – 0.4%
415,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	479,997
190,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	4.00%	05/01/24	205,680
				685,677
	North Dakota – 1.2%
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth Sys Ref	5.00%	12/01/25	58,340
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth Sys Ref	5.00%	12/01/26	59,855
200,000	Horace ND Ref	3.00%	05/01/24	211,151
200,000	Horace ND Ref	3.00%	05/01/25	214,273
1,000,000	Larimore ND Loan Anticipation Temp Impt Bonds	0.85%	05/01/24	1,000,037
460,000	Williston ND Cnty Wide Pub Safety Sales Tax Rev Ref, Ser A	5.00%	07/15/22	472,782
				2,016,438
	Ohio – 1.5%
75,000	NE OH Med Univ Gen Recpts Ref, Ser A	5.00%	12/01/24	83,971
1,000,000	OH St Air Quality Dev Auth OH Vly Elec Corp Proj Remk, Ser C (Mandatory put 11/04/25)	1.50%	02/01/26	994,743
500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	516,891
1,000,000	OH St Air Quality Dev Auth Var OH Vly Elec Corp Proj Remk, Ser B (Mandatory put 11/01/24)	1.38%	02/01/26	996,755
				2,592,360
	Oklahoma – 1.2%
1,145,000	OK St Dev Fin Auth Gilcrease Expressway W Proj P3 Proj, AMT	1.63%	07/06/23	1,152,871
495,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/22	510,389
235,000	Tulsa Cnty OK Indl Auth Eductnl Facs Lease Rev Broken Arrow Pub Schs Proj	5.00%	09/01/25	254,594
200,000	Tulsa OK Arpts Impt Trust Arpt, Ser A, AMT, AGM	4.00%	06/01/25	223,032
				2,140,886
	Oregon – 0.9%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Temps 50 Rose Villa Proj, Ser B2	2.75%	11/15/25	500,324
130,000	Port of Portland OR Arpt Rev, Ser 24B, AMT	5.00%	07/01/33	153,700
1,000,000	Yamhill Cnty OR Hosp Auth Friendsview Temps 50, Ser B-3	1.75%	11/15/26	1,000,582
				1,654,606
	Pennsylvania – 7.2%
750,000	Allentown PA City Sch Dist Tax and Rev Antic Nts	1.00%	03/31/22	749,973
280,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	4.00%	07/01/22	285,015
295,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/23	312,702

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$660,000	Dauphin Cnty PA Gen Auth Hlth Sys Rev Ref Pinnacle Hlth Sys Proj, Ser A	4.00%	06/01/32	$743,315
90,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/24	101,968
175,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/25	204,497
390,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	447,492
140,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/30	159,429
50,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/24	54,969
75,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/25	85,031
75,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/26	87,263
500,000	Lancaster PA Ref, BAM	5.00%	05/01/25	576,934
80,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/24	86,682
150,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/25	166,863
255,000	Lehigh Cnty PA Gen Purp Auth Revs Ref Lehigh Carbon Cmnty Clg, Ser 2016, BAM	5.00%	11/01/26	304,503
245,000	Monroeville PA Fin Auth Upmc Rev	5.00%	02/15/30	254,246
100,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/23	102,603
200,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	3.00%	12/01/21	200,331
345,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	4.00%	12/01/22	356,169
400,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	459,113
210,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/27	245,307
180,000	PA St Econ Dev Fing Auth Rev Ref Upmc	4.00%	03/15/35	202,681
460,000	PA St Econ Dev Fing Auth Upmc Rev Ref, Ser A	5.00%	11/15/29	563,730
465,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	494,965
475,000	PA St Turnpike Commn Turnpike Rev Ref Sub	5.00%	06/01/27	555,559
190,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/28	224,291
80,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	92,926
100,000	PA St Turnpike Commn Turnpike Rev Sub, Ser A	5.00%	12/01/21	100,388
50,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A-1	5.00%	12/01/30	58,103
570,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/24	626,149
300,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/25	338,889
135,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/29	156,420
35,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	42,917
25,000	Philadelphia PA Ref, Ser A	5.25%	07/15/28	27,703
285,000	Philadelphia PA, Ser B	4.00%	08/01/35	313,861
400,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/25	442,835
350,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/26	396,298
475,000	Scranton PA Sch Dist Ref, Ser D	5.00%	06/01/27	547,916
1,240,000	Wilkes-Barre PA Area Sch Dist, Ser B, BAM	5.00%	08/01/27	1,491,049
				12,661,085
	Puerto Rico – 0.5%
388,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/24	371,361
328,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/27	296,843

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico (Continued)
$168,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/29	$143,986
				812,190
	Rhode Island – 0.7%
625,000	Cranston RI, Ser 1, BANS	1.00%	08/23/22	629,009
445,000	RI St Hlth & Eductnl Bldg Corp Pub Schs Rev Ref Providence Pub Bldg Auth, AGM	5.00%	05/15/28	510,906
				1,139,915
	South Carolina – 0.1%
150,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref Bldg Equity Sooner	5.50%	12/01/21	150,651
	South Dakota – 0.3%
295,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	340,089
100,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/25	106,580
100,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/26	107,474
				554,143
	Tennessee – 2.4%
410,000	Clarksville Tn Wtr Swr & Gas Rev Ref	5.00%	02/01/41	484,663
145,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Trevecca Nazarene Univ Proj, Ser B	4.00%	10/01/26	161,340
350,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Vanderbilt Univ Med Ctr, Ser A	5.00%	07/01/40	411,419
150,000	Tennergy Corp TN Gas Rev, Ser A	4.00%	03/01/24	162,088
300,000	Tennergy Corp TN Gas Rev, Ser A	4.00%	09/01/25	336,799
500,000	Tennergy Corp TN Gas Rev, Ser A	4.00%	03/01/26	567,112
210,000	TN Energy Acq Corp Cmdy Proj Rev The TN Energy Acq Corp Cmdy Proj, Ser A	5.00%	11/01/24	236,667
105,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	117,232
920,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	963,505
565,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	667,861
125,000	TN St Energy Acq Corp Gas Rev, Ser C	5.00%	02/01/22	126,451
				4,235,137
	Texas – 12.6%
500,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	562,105
125,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	132,674
505,000	Bexar Cnty TX Rev Ref Tax Exempt Venue Proj	4.00%	08/15/35	581,338
240,000	Brazoria Cnty TX Ref	5.00%	03/01/27	284,199
295,000	Celina TX Spl Assmt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Phase #1 Proj, BAM	4.00%	09/01/24	317,452
150,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/22	151,155
85,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/27	99,387
1,300,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/46	1,568,481
150,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/25	170,767
25,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/29	29,041
360,000	Cibolo TX Util Sys Rev Ref	4.00%	08/01/23	383,283
35,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Sch, Ser B	5.00%	08/15/24	39,269

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$207,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	3.38%	09/15/26	$207,483
35,000	Dallas Fort Worth TX Intl Arpt Rev, Ser H, AMT, AGM	5.00%	11/01/42	35,000
1,000,000	Dallas TX Hotel Occupancy Tax Rev Ref	4.00%	08/15/30	1,124,495
150,000	Dallas TX Ref	5.00%	02/15/27	165,458
330,000	El Paso TX Ctfs Oblig	5.00%	08/15/28	371,915
585,000	Fort Bend TX Muni Util Dist #169 Contract Rev Road Facs, Ser B BAM	4.00%	12/01/26	672,248
585,000	Fort Bend TX Muni Util Dist #169 Contract Rev Road Facs,Ser B, BAM	4.00%	12/01/25	658,807
465,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/25	466,747
560,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/27	553,790
105,000	Guadalupe-Blanco River Auth TX Ref Westn Canyon Regl Wtr Sply Proj, Ser A	5.00%	04/15/33	112,209
380,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	5.00%	11/15/23	415,014
100,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Var Memorial Hermann Hlth Sys, Ser B-1 (Mandatory put 12/01/22)	5.00%	07/01/49	104,807
1,275,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	1,482,664
200,000	Houston TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A	5.00%	02/15/22	202,709
405,000	Lazy Nine TX Muni Util Dist #1B, Ser A, AGM	4.00%	03/01/25	448,006
250,000	Love Field TX Arpt Modernization Corp Spl Facs Rev Southwest Airls Co Proj	5.00%	11/01/22	261,126
435,000	Lower CO River TX Auth Trans Contract Rev Ref	5.00%	05/15/23	466,582
460,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Srvcs Corp Proj	5.00%	05/15/29	512,270
500,000	Matagorda Cnty TX Nav Dist #1 Var Rev Cent Pwr & Lt Ref Remk, AMT (Mandatory put 09/01/23)	0.90%	05/01/30	500,818
275,000	Mclendon Chisholm TX Spl Assmnt Rev Ref Sonoma Pub Impt Dt Phase 1 Proj, BAM	4.00%	09/15/24	296,100
200,000	Mesquite TX Indep Sch Dist Ref, Ser A	5.00%	08/15/27	240,421
1,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 02/01/22)	0.20%	05/01/50	1,000,000
440,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/25	502,722
450,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/26	526,167
400,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (a)	3.00%	09/15/26	407,135
500,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (a)	3.63%	09/15/26	516,136
410,000	N TX Tollway Auth Rev Cap Apprec Ref Sys 1st Tier, Ser I, AGC	6.20%	01/01/42	484,379
140,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/36	167,147
45,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	51,951
120,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	3.00%	01/01/24	119,723
105,000	Oak Point TX Spl Assmnt Rev Wildridge Pub Impt Dist #1 Impt Area #2 Proj Accd Inv (a)	3.50%	09/01/23	107,372
180,000	SA Energy Acq Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/25	211,152
500,000	San Antonio TX Wtr Rev Var Junior Lein Remk (Mandatory put 11/01/21)	2.00%	05/01/43	500,000
700,000	TX St Muni Gas Acq & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/24	792,002
500,000	TX St Pub Fin Auth Ref Sthrn Univ Fing Sys, BAM	5.00%	11/01/21	500,000
280,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	311,266
1,195,000	TX St Wtr Dev Brd Rev Master Trust	5.00%	10/15/25	1,405,434

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$385,000	Wilbarger Creek TX Muni Util Dist #2, AGM	4.00%	09/01/26	$440,614
300,000	Williamson Cnty TX Muni Util Dist #12, BAM	4.50%	08/15/25	340,637
				22,001,657
	Utah – 0.1%
135,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Spectrum Acdmy Proj	4.00%	04/15/24	145,340
	Vermont – 0.1%
140,000	Burlington VT, Ser B	5.00%	11/01/21	140,000
	Virginia – 0.1%
100,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/25	114,052
125,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/26	146,042
				260,094
	Washington – 0.7%
315,000	Adams Cnty WA Jt Consol Sch Dist #147 & 163 & 55 Ref Othello	5.00%	12/01/27	359,276
150,000	Seattle WA Wtr Sys Rev Ref & Impt	5.00%	05/01/28	172,742
105,000	Tobacco Stlmt Auth WA Tobacco Stlmt Rev Ref	5.00%	06/01/23	112,464
195,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/24	221,315
300,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/26	360,778
				1,226,575
	West Virginia – 0.3%
500,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	541,112
	Wisconsin – 2.1%
100,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/26	110,733
185,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/25	209,109
425,000	Pub Fin Auth WI Rev Roseman Univ of Hlth Sciences Proj (a)	3.00%	04/01/25	437,553
1,000,000	Pub Fin Auth WI Rev Searstone CCRC Proj, Ser B2	2.25%	06/01/27	993,778
810,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	953,922
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marshfield Clinic Hlth Sys Inc, Ser B1 (Mandatory put 02/15/25)	5.00%	02/15/52	560,540
155,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/30	174,135
155,000	WI St Hlth & Eductnl Facs Auth Rev Three Pillars Sr Living Cmntys, Ser A	4.00%	08/15/24	167,654
				3,607,424
	Wyoming – 0.2%
200,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	4.00%	05/01/26	227,648
65,000	WY St Cmnty Dev Auth Hsg Rev, Ser 3	1.25%	12/01/21	65,054
				292,702

Total Investments – 96.5%	168,770,714
(Cost $167,291,288) (d)
Net Other Assets and Liabilities – 3.5%	6,102,970
Net Assets – 100.0%	$174,873,684

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	5	Dec 2021	$ (804,219)	$(12,156)
Ultra 10-Year U.S. Treasury Notes	Short	43	Dec 2021	(6,236,344)	(18,483)
				$(7,040,563)	$(30,639)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2021, securities noted as such amounted to $6,527,439 or 3.7% of net assets.
(b)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	Zero coupon bond.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,772,191 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $323,404. The net unrealized appreciation was $1,448,787. The amounts presented are inclusive of derivative contracts.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 168,770,714	$ —	$ 168,770,714	$ —

LIABILITIES TABLE
	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (30,639)	$ (30,639)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.1%
	Alabama – 4.4%
$50,000	Albertville AL Warrants, Ser A, BAM	3.50%	06/01/35	$50,968
35,000	Albertville AL Warrants, Ser A, BAM	3.75%	06/01/41	35,728
95,000	Auburn AL Sw Ref Warrants, Ser A	5.00%	12/01/21	95,369
200,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A	5.00%	12/01/23	218,636
460,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser A (Mandatory put 07/01/22)	4.00%	08/01/47	469,311
2,750,000	Hlthcare Auth for Baptist Hlth AL Var Ref, Ser B (a)	0.20%	11/01/42	2,750,000
1,155,000	Lower AL Gas Dist Gas Proj Rev Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,295,885
1,425,000	Mizuho Floater Residual Trust Various States Floaters Miz 9024, Ser 2020 (a) (b)	0.30%	12/01/48	1,425,000
700,000	Mobile AL Indl Dev Brd Sol Wst Disp Rev Var AL Pwr Barry Plant (a)	0.07%	06/01/34	700,000
290,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A	4.00%	06/01/22	296,107
325,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A	4.00%	06/01/23	343,128
270,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	291,640
				7,971,772
	Alaska – 0.3%
165,000	AK St Hsg Fin Corp Mtge Rev Ref, Ser A	1.25%	12/01/21	165,135
350,000	Anchorage AK Ref, Ser B	5.00%	09/01/22	364,039
				529,174
	Arizona – 1.7%
300,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/22	310,979
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	05/01/23	1,068,508
280,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Sch Proj	5.00%	07/01/22	288,228
300,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Sch Proj	5.00%	07/01/23	321,870
565,000	Maricopa Cnty AZ Poll Controlcorp Poll Control Rev Var Ref Pub Svc Co of NM Palo Verde Proj, Ser A (Mandatory put 06/01/22)	1.05%	01/01/38	566,835
245,000	Salt Verde AZ Finl Corp Sr Gas Rev Sr	5.25%	12/01/23	267,916
165,000	Yavapai Cnty AZ Indl Dev Auth Hosp Fac Ref Yavapai Regl Med Ctr	5.00%	08/01/22	170,832
				2,995,168
	Arkansas – 0.1%
260,000	Sheridan AR Sch Dist #37 Construction Bonds	3.38%	02/01/43	262,028
	California – 3.2%
50,000	Bay Area CA Toll Auth Toll Bridge Rev San Francisco Bay Area, Ser F-1	5.00%	04/01/24	51,006
60,000	Bay Area CA Toll Auth Toll Bridge Rev San Francisco Bay Area, Ser F-1	5.00%	04/01/31	61,207
245,000	CA St Hlth Facs Fing Auth Rev Scripps Hlth, Ser A	4.00%	11/15/21	245,344
1,800,000	CA St Infra & Econ Dev Bank Rev Var Brightline W Psngrr Rail Proj Remk, Ser A, AMT (Mandatory put 02/01/22) (b)	0.20%	01/01/50	1,799,791
180,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C	4.00%	08/01/22	184,320
50,000	Coalinga CA Pub Fing Auth Ref Wtr & Wstwtr Refinancing Projs	5.00%	04/01/35	50,985
195,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref Enhanced Asset Bkd, Ser A	5.00%	06/01/22	200,492
300,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1	5.00%	06/01/22	307,744

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$335,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/23	$367,707
160,000	Los Angeles CA Muni Impt Corp Lease Rev Ref Real Ppty, Ser C	5.00%	03/01/24	162,573
100,000	Los Angeles CA Muni Impt Corplease Rev Real Property, Ser B	5.00%	11/01/21	100,000
100,000	Montebello CA Pub Fing Auth Rev Ref Lease, Ser B, AGM	5.00%	11/01/22	104,500
75,000	Palm Springs CA Fing Auth Lease Rev Ref	5.00%	11/01/21	75,000
250,000	Peralta CA Cmnty Clg Dist, Ser A	5.00%	08/01/22	259,029
325,000	Port of Oakland CA Ref Sr Lien, Ser P, AMT	5.00%	05/01/26	332,683
700,000	San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/01/26	704,341
250,000	San Buenaventura CA Cmnty Mem Hlth Sys	7.50%	12/01/41	251,458
205,000	San Diego CA Pub Facs Fing Auth Lease Rev Capital Impt Projs, Ser A	4.50%	04/15/42	209,048
100,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Spl Facs Lease SFO Fuel Co LLC, Ser A, AMT	5.00%	01/01/23	105,428
250,000	Sthrn CA Pub Pwr Auth Nat Gas Proj Rev Proj No 1, Ser A	5.25%	11/01/22	262,284
				5,834,940
	Colorado – 2.7%
200,000	Breckenridge CO Ref, Ser B, COPS	4.00%	12/01/21	200,603
185,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	210,298
100,000	CO St Hlth Facs Auth Rev Catholic Hlth Initiatives, Ser A	5.25%	01/01/45	105,754
100,000	Copperleaf CO Met Dist #2 Ref, BAM	4.00%	12/01/21	100,304
115,000	Denver City & Cnty CO Arpt Rev Sys, Ser A, AMT	5.00%	11/15/22	120,680
275,000	Denver City & Cnty CO Arpt Rev Sys, Ser B	5.00%	11/15/32	288,563
850,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/21	851,478
100,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.25%	11/15/22	100,377
2,000,000	Denver CO Convention Ctr Hotel Auth Rev Ref Sr	5.00%	12/01/23	2,175,019
200,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/21	200,728
70,000	Univ of CO CO Enterprise Rev Ref, Ser A-1	5.00%	06/01/25	71,963
125,000	Univ of CO CO Enterprise Rev Unrefunded Ref, Ser B	5.00%	06/01/22	128,521
100,000	Vauxmont Met Dist CO Ref Ltd Tax Conv Unltd Sub, AGM	5.00%	12/15/21	100,532
170,000	Woodmen Road CO Met Dist Ref, BAM	4.00%	12/01/22	175,995
				4,830,815
	Connecticut – 2.7%
3,000,000	Capital City CT Econ Dev Auth Pkg & Energy Fee Rev Adj, Ser B (a)	0.07%	06/15/34	3,000,000
100,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/23	107,585
100,000	CT St Hlth & Eductnl Facs Auth Rev Stamford Hosp, Ser J	4.25%	07/01/31	102,623
75,000	CT St Muni Elec Energy Coop Trans Servs, Ser A	5.00%	01/01/29	75,590
225,000	CT St Ref, Ser B	5.00%	04/15/23	240,574
250,000	CT St, Ser B	5.00%	04/15/25	255,341
100,000	CT St, Ser D	5.00%	11/01/22	100,000
75,000	CT St, Ser F	5.00%	11/15/21	75,132
30,000	Hamden CT, BAM	5.00%	08/15/23	32,459
90,000	Stratford CT Ref	5.00%	12/15/21	90,508
265,000	Univ of CT CT Ref, Ser A	5.00%	11/01/22	277,744
100,000	Univ of CT CT Rev, Ser A	4.00%	11/15/21	100,140
100,000	Univ of CT CT, Ser A	5.00%	01/15/23	105,780
280,000	Univ of CT CT, Ser A	5.00%	02/15/29	307,776
				4,871,252

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida – 4.3%
$85,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/22	$87,156
85,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/23	89,408
635,000	Citizens Property Insurance Corp FL, Ser A1	5.00%	06/01/22	637,458
1,000,000	FL St Hsg Fin Corp Mf Mtge Rev Adj Parrish Oaks, Ser A (Mandatory put 02/01/22)	1.25%	02/01/23	1,002,501
125,000	Fort Pierce FL Redev Agy Redev Rev Ref, BAM	4.00%	05/01/22	127,214
100,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Ref Priority Sub Arpt Facs, AMT	5.00%	10/01/23	108,704
445,000	Hollywood Beach FL Cmnty Dev Dist Rev Cdd Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/23	482,839
175,000	Hollywood FL Cmnty Redev Agy Redev Rev Ref	5.00%	03/01/23	185,246
100,000	Jacksonville FL Spl Rev Ref, Ser C	5.00%	10/01/24	104,336
155,000	Jea FL Elec Sys Rev Ser Three, Ser A	5.00%	10/01/22	161,750
70,000	Jea FL Elec Sys Rev Sub, Ser A	5.00%	10/01/22	73,048
425,000	Jea FL Elec Sys Rev Sub, Ser B	5.00%	10/01/22	443,508
60,000	Jea FL Elec Sys Rev Sub, Ser D	5.00%	10/01/22	62,628
60,000	Jea FL Elec Sys Rev Unrefunded Sub, Ser B	5.00%	10/01/23	62,628
295,000	Jea FL Elec Sys Rev Unrefunded, Ser 3-A	5.00%	10/01/23	307,922
175,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	5.00%	05/01/25	200,418
500,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/28	521,538
100,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Univ of Miami, Ser A	4.00%	04/01/23	104,995
75,000	Miami-Dade Cnty FL Sch Brd, Ser B, COPS	5.00%	02/01/30	79,385
975,000	Miami-Dade Cnty FL Seaport Rev, Ser B, AMT	5.00%	10/01/22	1,016,539
105,000	Miami-Dade Cnty FL Seaport Rev, Ser B, AMT	4.00%	10/01/37	108,543
410,000	Miami-Dade Cnty FL Spl Oblig Ref Sub, Ser A	5.00%	10/01/27	428,048
105,000	Miami-Dade Cnty FL Spl Oblig Ref Sub, Ser B, AGM	4.00%	10/01/37	108,664
695,000	Orlando & Orange Cnty FL Expressway Auth Ref, Ser B, AGM	5.00%	07/01/22	717,319
300,000	Pembroke Pines FL Capital Impt Rev Ref, AGM	5.00%	12/01/21	301,126
145,000	Sarasota Cnty FL Util Sys Rev	5.00%	10/01/38	158,146
				7,681,067
	Georgia – 0.3%
195,000	Atlanta GA Wtr & Wstwtr Rev Ref	5.00%	11/01/21	195,000
105,000	Main Street Nat Gas Inc GA Gas Sply Rev, Subser C (Mandatory put 12/01/23)	4.00%	08/01/48	112,189
160,000	Muni Elec Auth of GA Ref Proj 1, Subser A	5.00%	01/01/23	168,665
				475,854
	Hawaii – 0.2%
345,000	HI St Prerefunded, Ser DZ	5.00%	12/01/22	346,335
	Illinois – 10.0%
145,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	144,084
150,000	Chicago IL Brd of Edu Cap Apprec Sch, Ser A, BHAC-CR FGIC	(c)	12/01/22	149,422
1,500,000	Chicago IL Brd of Edu Ref, Ser A	4.00%	12/01/21	1,504,404
765,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/21	767,861
80,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser C	5.00%	01/01/23	84,420
300,000	Chicago IL Wtr Rev Second Lien	5.00%	11/01/21	300,000
340,000	Chicago IL Wtrwks Rev 2nd Lien Proj	5.00%	11/01/21	340,000
1,000,000	Cook Cnty IL Ref, Ser A	3.00%	11/15/21	1,001,032

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$150,000	Cook Cnty IL Ref, Ser C	5.00%	11/15/23	$157,338
1,500,000	Grundy Kendall & Will Cntys IL Cmnty High Sch Dist #111 Ref	4.00%	11/01/21	1,500,000
200,000	IL St	5.00%	03/01/22	203,149
220,000	IL St	5.00%	06/01/22	226,016
630,000	IL St	5.00%	07/01/22	649,648
440,000	IL St	5.00%	05/01/23	469,811
210,000	IL St	4.00%	03/01/26	212,451
1,000,000	IL St Dev Fin Auth Sol Wst Disp Rev Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 11/01/22)	0.55%	11/01/44	1,000,000
180,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/23	194,729
150,000	IL St Fin Auth Rev Ref Osf Hlthcare Sys, Ser A	5.00%	11/15/22	157,264
2,000,000	IL St Fin Auth Rev Var Univ Chicago Med Ctr, Ser A (a)	0.03%	08/01/44	2,000,000
620,000	IL St Ref	5.00%	02/01/22	627,325
50,000	IL St Ref	4.00%	08/01/25	51,247
440,000	IL St, BAM	5.50%	07/01/24	477,713
500,000	IL St, Ser A	5.00%	03/01/22	507,873
200,000	IL St, Ser A	5.00%	04/01/22	203,931
100,000	IL St, Ser A	5.00%	04/01/23	106,423
15,000	IL St, Ser A, AGM	4.00%	01/01/22	15,094
155,000	IL St, Ser D	5.00%	11/01/22	162,173
115,000	Kane Kendall Etc Cntys IL Cmnty Clg Dist #516, Ser A	5.00%	12/15/22	115,667
1,265,000	Met Pier & Exposition Auth IL Rev Ref Mccormick Place Proj, Ser B	4.25%	06/15/42	1,295,954
500,000	Met Pier & Exposition Auth IL Rev Ref Mccormick Place Proj, Ser B	5.00%	06/15/52	514,554
1,030,000	Met Pier & Exposition Auth IL Rev Ref Mccormick Place Proj, Ser B, AGM	4.25%	06/15/42	1,055,204
100,000	Met Pier & Exposition Auth IL Rev Ref Mccormick Place Proj, Ser B, BAM	5.00%	06/15/52	102,911
850,000	Met Pier & Exposition Auth IL Rev Ref Mccormick Place, Ser B, BAM	4.25%	06/15/42	870,799
95,000	Montgomery IL Ref Alt Rev Source	2.63%	12/01/21	95,170
115,000	Peoria IL Ref, Ser C, AGM	5.00%	01/01/23	120,819
115,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/22	116,737
515,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/23	545,153
				18,046,376
	Indiana – 2.5%
85,000	Carmel IN Redev Auth Lease Rental Rev Multipurpose, Ser A	4.00%	08/01/30	87,448
305,000	Carmel IN Redev Auth Lease Rental Rev Multipurpose, Ser A	4.00%	08/01/35	313,785
500,000	Greater Clark IN Bldg Corp	4.00%	01/15/22	503,709
170,000	Greater Clark IN Bldg Corp Greater Clark Sch Corp 1st Mtge Bonds, Ser 2019	4.00%	01/15/22	171,261
1,000,000	Hamilton IN S Estrn Schs	3.00%	12/31/22	1,029,997
150,000	IN St Fin Auth Rev BHI Sr Living	5.50%	11/15/26	150,285
105,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/24	115,370
120,000	IN Univ Revs Ref IN Univ Stdt Fee, Ser Z-1	3.00%	08/01/22	122,552
45,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/22	46,028
100,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/23	105,158
1,400,000	Noblesville IN Multi Sch Bldg Corp Ref 1st Mtge	5.00%	07/15/22	1,430,324
470,000	Saint Joseph Cnty IN Arpt Auth Ref, AMT, BAM	4.00%	01/01/23	489,100
				4,565,017

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Iowa – 1.8%
$1,030,000	IA St Fin Auth Midwestern Econ Dev Rev Var Cj Bio Amer Inc Proj (a)	0.09%	04/01/22	$1,030,000
1,000,000	IA St Fin Auth Sol Wst Facs Rev Var Green Bond Gevo Nw Rng Llc Renewable Natrl Gas Proj, AMT (Mandatory put 04/01/24)	1.50%	01/01/42	1,006,211
1,250,000	IA St Hgr Edu Loan Auth Priv Edu Working Capital Loan Prog, Ser A, RANS	2.00%	05/19/22	1,261,059
				3,297,270
	Kansas – 0.2%
320,000	Wichita KS Hlthcare Facs Rev Ref & Impt Larksfield Place, Ser III	5.50%	12/15/25	354,431
	Kentucky – 0.4%
370,000	Hazard KY Hlthcare Rev Ref Appalachian Regl Hlthcare Proj	4.00%	07/01/22	379,227
50,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1 (Mandatory put 06/01/25)	4.00%	12/01/49	55,354
35,000	Lewis Cnty KY Sch Dist Fin Corp, Ser B	2.25%	06/01/22	35,387
300,000	Owen Cnty KY Pub Properties Corp 1st Mtge Rev Ref Court Facs Proj	4.00%	11/01/21	300,000
				769,968
	Louisiana – 2.9%
1,010,000	LA St Gas & Fuels Tax Rev Var Ref Second Lien Remk, Ser D-2 (Mandatory put 05/01/22)	0.55%	05/01/43	1,010,229
125,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/28	134,152
2,400,000	LA Stadium & Exposition Dist LA, BANS	4.00%	07/03/23	2,512,935
15,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/29	17,095
35,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/34	39,888
280,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/44	319,106
500,000	Saint John the Baptist Parish LA Rev Ref Marathon Oil Corp Proj Remk, Ser A-1 (Mandatory put 04/01/23)	2.00%	06/01/37	508,701
185,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser C, BAM	5.00%	12/01/23	202,603
200,000	Shreveport LA Wtr & Swr Rev Ref	5.00%	12/01/21	200,778
255,000	Shreveport LA Wtr & Swr Rev Ref, Ser A, BAM	5.00%	12/01/22	267,698
				5,213,185
	Maine – 0.1%
120,000	Maine Hlth & Hgr Eductnl Facs Auth Rev Ref St Intercept St Res Fd Gty, Ser A	5.00%	07/01/22	123,821
	Maryland – 0.2%
80,000	Cecil Cnty MD Ref Cnty Commissioners Consol Pub Impt	4.00%	11/01/21	80,000
100,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	3.00%	07/01/22	101,542
100,000	MD St Cmnty Dev Admin Dept Hsg & Cmnty Dev Ref, Ser A	0.15%	03/01/22	99,970
				281,512
	Massachusetts – 0.7%
165,000	MA St Bay Transprtn Auth Sales Tax Rev Sub Sales Tax, BANS	4.00%	12/01/21	165,515
100,000	MA St Eductnl Fing Auth Ref Issue L Sr, Ser B, AMT	5.00%	07/01/22	103,109
150,000	MA St Eductnl Fing Auth Sr, Ser B, AMT	5.00%	07/01/23	161,248
550,000	MA St Port Auth, Ser A, AMT	5.00%	07/01/42	567,287
205,000	MA St Spl Oblg Dedicated Tax Rev Ref, NATL-RE	5.50%	01/01/22	206,705
75,000	Newton MA	5.00%	11/01/21	75,000
				1,278,864
	Michigan – 0.6%
75,000	Grand Rapids MI Ref Impt	5.00%	05/01/22	76,788

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$200,000	MI St Bldg Auth Rev Ref Facs Pro, Ser I	5.00%	04/15/22	$204,400
365,000	MI St Fin Auth Rev Ref Beaumont Hlth Credit Grp	5.00%	08/01/22	378,182
100,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/22	103,109
150,000	MI St Fin Auth Rev Ref Sub St Revolving Fund Clean	5.00%	10/01/23	156,603
100,000	MI St Fin Auth Rev Second Lien Distrib St Aid Rev Chrt Cnty Wayne	5.00%	11/01/22	104,521
				1,023,603
	Minnesota – 0.9%
1,000,000	Brooklyn Ctr MN Mf Hsg Dev Rev Var Sonder House Apartments Proj (Mandatory put 07/01/22)	1.35%	01/01/37	1,000,795
600,000	Forest Lake MN Indep Sch Dist #831 Ref, Ser A, COPS	4.00%	04/01/23	629,532
				1,630,327
	Mississippi – 0.3%
400,000	MS St Dev Bank Spl Oblg Jackson Wtr & Swr Sys Proj, AGM	6.75%	12/01/26	448,363
100,000	MS St Dev Bank Spl Oblg Jackson Wtr & Swr Sys Proj, AGM	6.75%	12/01/32	111,693
				560,056
	Missouri – 0.4%
500,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/22	519,512
250,000	Randolph Cnty MO Sch Dist #81 Moberly MO Direct Deposit Prog	5.75%	03/01/26	254,488
				774,000
	Montana – 0.1%
200,000	MT St Brd of Hsg Sf Prog, Ser A-2, AMT	2.65%	12/01/21	200,353
	Nebraska – 2.4%
300,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	311,545
335,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/27	347,921
405,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/32	420,621
410,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.25%	09/01/37	426,663
400,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/42	415,428
165,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No 1, Ser A	5.25%	12/01/21	165,660
150,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	164,335
1,935,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	2,105,386
50,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/22	50,398
				4,407,957
	Nevada – 3.2%
180,000	Clark Cnty NV Arpt Rev Ref Sys Sub Lien, Ser A-1, AMT	5.00%	07/01/22	185,572
510,000	Clark Cnty NV Detention Ctr	5.00%	06/01/22	524,333
200,000	Clark Cnty NV Passenger Fac Charge Rev Ref Las Vegas Mccarran Intl Arpt, Ser E	5.00%	07/01/23	215,623
835,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A	5.00%	06/15/23	896,553
675,000	Clark Cnty NV Sch Dist Ref, Ser A	5.00%	06/15/23	724,758
800,000	Clark Cnty NV Sch Dist Various Purp Medium Term, Ser F	5.00%	06/15/22	804,468
750,000	Director of the St of NV Dept of Busn & Ind Var Brightline W Psngr Rail Proj Remk, Ser A, AMT (Mandatory put 02/01/22) (b)	0.25%	01/01/50	750,006
1,600,000	Yerington NV USDA Interim Debs	1.63%	11/01/23	1,610,618
				5,711,931

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Hampshire – 0.1%
$160,000	NH St Hlth & Ed Facs Auth Hlthcare Sys Rev Covenant Hlth Sys Oblig Grp	5.00%	07/01/42	$164,992
	New Jersey – 6.9%
100,000	Atlantic City NJ Brd of Edu Ref Sch Bd Res Fd, AGM	4.00%	04/01/23	104,995
125,000	Hamilton Twp NJ Sch Dist, AGM	3.00%	07/15/22	127,359
60,000	Hopewell Twp NJ	2.00%	06/01/22	60,593
90,000	Hudson Cnty NJ Impt Auth Rev Cnty Gtd Spl Acq 830 Bergen Ave Acq Proj	5.00%	11/15/31	90,157
1,795,000	Jersey City NJ Muni Utilities Auth Wtr Proj Notes	3.00%	07/01/22	1,825,930
990,000	Jersey City NJ, Ser A, BANS	1.50%	01/12/22	992,736
298,800	Jersey City NJ, Ser B & C, BANS	2.00%	06/16/22	302,331
90,000	Monmouth Cnty NJ Impt Auth Rev Cnty Gtd, Ser B	5.00%	12/01/21	90,351
700,000	NJ St Covid-19 Go Emergency Bonds, Ser A	4.00%	06/01/23	739,045
25,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	26,915
50,000	NJ St Econ Dev Auth Rev Sch Facs Constr, Ser KK	5.00%	03/01/23	51,902
500,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev Sr Bonds, Ser B, AMT	5.00%	12/01/22	524,619
100,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev Sr, Ser 2015-1A, AMT	5.00%	12/01/24	113,265
255,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser B, AMT	5.00%	12/01/23	278,426
65,000	NJ St Hlthcare Facs Fing Auth Rev Ref Barnabas Hlth, Ser A	4.00%	07/01/26	66,630
200,000	NJ St Transprtn Trust Fund Auth Ref Fed Hwy Reimb Nts, Ser A, GARVEE	5.00%	06/15/22	205,830
405,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser A	5.50%	12/15/21	407,545
500,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/23	514,554
610,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/28	627,755
290,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	4.00%	06/15/31	296,648
850,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/32	874,741
1,255,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/38	1,291,529
820,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A	5.00%	06/15/42	844,129
100,000	Ocean Twp NJ Monmouth Cnty	5.00%	11/01/21	100,000
1,000,000	Prospect Park NJ, BANS	2.00%	11/10/21	1,000,388
600,000	Ringwood NJ Brd of Edu Ref, BAM	4.00%	09/01/22	618,578
225,000	Ringwood NJ Brd of Edu Ref, BAM	4.00%	09/01/23	240,047
				12,416,998
	New Mexico – 0.8%
550,000	Farmington NM Poll Control Rev Ref Pub Svc Company Proj Remk, Ser B (Mandatory put 06/01/22)	2.13%	06/01/40	555,190
750,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co of NM Remk, Ser F, AMT (Mandatory put 06/01/22)	1.20%	06/01/40	753,097
200,000	NM St Fin Auth St Transprtn Rev Ref Sr Lien, GARVEE	5.00%	06/15/22	205,970
				1,514,257
	New York – 11.8%
100,000	Build NYC Res Corp NY Rev Acad Leadership Chrt Sch Proj	4.00%	06/15/23	105,359
85,000	Erie Cnty NY Wtr Auth Ref	5.00%	12/01/21	85,335
2,000,000	Harpursville NY Centrl Sch Dist, BANS	1.25%	06/28/22	2,013,437
600,000	Long Beach NY, BAM	2.00%	09/15/22	608,818
170,000	Met Transprtn Auth NY Rev Ref, Ser B	5.00%	11/15/21	170,291
245,000	Met Transprtn Auth NY Rev Ref, Ser F	5.00%	11/15/23	256,911
50,000	Met Transprtn Auth NY Rev Trans, Ser B	5.00%	11/15/21	50,086
370,000	Met Transprtn Auth NY Rev Transprtn, Ser A-1	5.00%	11/15/23	403,958
125,000	Met Transprtn Auth NY Rev Transprtn, Ser B	5.00%	11/15/22	130,988
165,000	Met Transprtn Auth NY Rev Transprtn, Ser E	5.00%	11/15/22	172,904
70,000	Met Transprtn Auth NY Rev Transptrn, Ser B	5.00%	11/15/21	70,120

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$410,000	Met Transprtn Auth NY Rev, Ser A-2S, BANS	4.00%	02/01/22	$413,755
100,000	Met Transprtn Auth NY Rev, Ser B, NATL-RE, FGIC	5.25%	11/15/21	100,180
1,305,000	Met Transprtn Auth NY Rev, Ser B-1, BANS	5.00%	05/15/22	1,337,858
90,000	Met Transprtn Auth NY Rev, Ser C-1	5.00%	11/15/21	90,154
100,000	New York City NY Transitional Fin Auth Rev Future Tax Ref Futrue Tax Secd Subord, Ser C	3.00%	11/01/21	100,000
75,000	New York City NY Transitional Fin Auth Rev Future Tax Subord Bonds, Ser C-1	5.00%	05/01/22	76,807
180,000	Niagara Cnty NY Tobacco Asset Securitization Corp Tobacco As Ref Asset Bkd Bds	5.00%	05/15/22	184,251
2,000,000	NY City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds Var, Ser F-2 (Mandatory put 07/01/25)	0.60%	05/01/61	1,987,117
1,630,000	NY City NY Hsg Dev Corp Rev, Ser A	5.00%	07/01/25	1,754,206
1,695,000	NY City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Second Gen Resolution Sub FF-1 (a)	0.02%	06/15/44	1,695,000
1,000,000	NY NY Adj Fiscal 2017, Subser A-5 (a)	0.03%	08/01/44	1,000,000
2,150,000	NY NY Adj Fiscal 2020, Subser B-3 (a)	0.12%	10/01/46	2,150,000
1,000,000	NY NY Var Fiscal 2021 Remk, Ser 3 (a)	0.11%	04/01/42	1,000,000
100,000	NY NY, Ser C	5.00%	08/01/23	103,562
125,000	NY St Hsg Fin Agy Affordable Hsg, Ser E	2.13%	11/01/23	126,233
75,000	NY St Hsg Fin Agy Rev Affordable Hsg, Ser E	2.25%	11/01/21	75,000
235,000	NY St Hsg Fin Agy Sustainability Bonds, Ser N	1.45%	05/01/23	235,132
180,000	NY St Hsg Fin Agy Sustainability Bonds, Ser Q	1.35%	11/01/23	182,695
895,000	NY St Mtge Agy Homeowner Mtge Rev, Ser 180, AMT	3.90%	04/01/22	906,490
1,000,000	NY St Mtge Agy Homeowner Mtge Rev, Ser 183, AMT	3.75%	04/01/23	1,042,660
175,000	NY St Mtge Agy Rev Mtge, 55th Ser, AMT	2.65%	10/01/23	181,006
265,000	NY St Mtge Agy Rev, Ser 51	2.25%	10/01/23	272,853
410,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/22	429,182
300,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser C	5.00%	12/01/21	301,082
245,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/23	262,336
255,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/24	283,195
100,000	Port Auth of NY & NJ NY Ref Consol Ser 186, AMT	5.00%	10/15/22	104,479
205,000	Port Auth of NY & NJ NY Ref Consolidated Bonds Two Hundred Second, AMT	5.00%	10/15/22	214,182
325,000	Port Auth of NY & NJ NY Ref, Ser 207, AMT	5.00%	09/15/23	352,716
175,000	Rochester NY, Ser II, BANS	2.00%	08/03/22	177,473
80,000	Rye City NY Sch Dist Ref	5.00%	05/15/22	82,073
				21,289,884
	North Carolina – 0.4%
75,000	Harnett Cnty NC Ltd Oblig Ref	3.00%	12/01/21	75,172
220,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	3.00%	05/01/22	222,905
105,000	NC St Estrn Muni Pwr Agy Pwr Sys Rev, Ser A	5.00%	01/01/23	108,383
40,000	NC St Estrn Muni Pwr Agy Pwr Sys Rev, Ser A	5.00%	01/01/24	41,289
250,000	NC St Ltd Oblig Ref, Ser B	5.00%	11/01/21	250,000
75,000	Univ of NC NC at Charlotte, Ser A	5.00%	04/01/37	76,503
				774,252
	North Dakota – 1.7%
1,500,000	Cass Cnty ND Jt Wtr Res Dist, Ser A	0.48%	05/01/24	1,501,306
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth System Ref	5.00%	12/01/23	54,736
110,000	ND St Hsg Fin Agy Hsg Fin Prog Home Mtge Fin Prog, Ser A	2.30%	01/01/22	110,354

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Dakota (Continued)
$350,000	W Fargo ND Ref, Ser A	2.00%	05/01/22	$353,006
500,000	Watford City ND St Aid Ctfs Indebtedness Ref, AGM	3.00%	12/01/21	500,914
440,000	Williston ND Cnty Wide Pub Safety Sales Tax Rev Ref, Ser A	5.00%	07/15/22	452,226
				2,972,542
	Ohio – 2.9%
90,000	American Muni Pwr OH Inc OH Rev Ref Combined Hydroelec Proj, Ser A	5.00%	02/15/23	95,434
175,000	American Muni Pwr OH Inc OH Rev Ref Prairie St Energy Cmps Proj, Ser A	5.00%	02/15/23	185,566
150,000	Butler Cnty OH Hosp Facs Ref UC Hlth	4.00%	11/15/23	160,658
135,000	Franklin Cnty OH Hosp Rev Facs OH Hlth Corp, Ser A	5.00%	11/15/41	135,237
100,000	Hamilton Cnty OH Hosp Facs Rev Trihealth Inc, Ser A	5.00%	08/15/22	103,717
100,000	Mahoning Cnty OH Career & Tech Ctr Brd Edu Ctfs	3.75%	12/01/34	100,286
280,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	5.00%	08/01/23	302,831
100,000	NE OH Med Univ Gen Recpts Ref, Ser A	3.00%	12/01/22	102,891
500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	516,891
100,000	OH St Hgr Eductnl Fac Commn Unrefunded Cleveland Clinic Hlth Sys Oblig, Ser A	4.00%	01/01/39	100,627
100,000	OH St Wtr Dev Auth Wtr Pollcontrol Rev, Ser B	5.00%	12/01/21	100,394
3,000,000	Olmsted Falls OH, BANS	1.25%	06/09/22	3,015,076
300,000	Univ of Akron OH Ref, Ser A	5.00%	01/01/22	302,300
				5,221,908
	Oklahoma – 2.4%
2,700,000	OK St Dev Fin Auth Gilcrease Expressway W Proj P3 Proj, AMT	1.63%	07/06/23	2,718,559
930,000	OK St Dev Fin Auth Var Solid Waste Disp Remk, Ser A	2.38%	12/01/21	931,612
75,000	OK St Wtr Res Brd Revolving Fund Rev Master Trust, Ser A	5.00%	04/01/25	76,503
90,000	OK St Wtr Res Brd Revolving Fund Rev Master Trust, Ser A	5.00%	04/01/28	91,803
25,000	OK St Wtr Res Brd Revolving Fund Rev Master Trust, Ser B	5.00%	04/01/23	25,501
465,000	Tulsa OK Arpts Impt Trust Ref, Ser A, AMT, BAM	5.00%	06/01/22	477,625
				4,321,603
	Pennsylvania – 2.6%
200,000	Berks Cnty PA Indl Dev Auth Hlth Sys Rev Ref Tower Hlth Proj	5.00%	11/01/22	205,852
900,000	Berks Cnty PA Muni Auth Ref Tower Hlth Proj, Ser A	5.00%	02/01/22	906,616
50,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/22	51,078
55,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/23	58,510
165,000	Hermitage PA Muni Auth Ref, Ser C	3.00%	02/01/22	166,113
180,000	Monroeville PA Fin Auth Upmc Rev Ref, Ser B	3.50%	07/01/23	189,490
20,000	PA St 1st Ser	5.00%	04/01/22	20,402
125,000	PA St Econ Dev Fing Auth Pkg Sys Rev Capitol Region Pkg Sys Sr, Ser A, AGM	5.00%	01/01/23	131,423
100,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Waste Mgmt Inc Proj Remk, Ser A	2.63%	11/01/21	100,000
150,000	PA St First Ser	4.00%	11/15/28	150,209
260,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref Sub, Ser B	5.00%	12/01/21	261,008
150,000	Philadelphia PA Ref, Ser A	5.00%	07/15/22	155,086
215,000	Philadelphia PA Ref, Ser A	5.00%	08/01/23	232,847
80,000	Philadelphia PA Wtr & Wstwtr Rev Ref, Ser B	5.00%	11/01/21	80,000
355,000	Philadelphia PA Wtr & Wstwtr Rev, Ser A	5.13%	01/01/43	357,866

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$200,000	Riverside PA Sch Dist Ref, BAM	2.00%	10/15/22	$203,022
225,000	Riverside PA Sch Dist Ref, BAM	3.00%	10/15/23	235,955
300,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/24	329,936
275,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/25	308,993
300,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	1.00%	02/15/22	300,513
200,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	2.00%	02/15/23	203,885
70,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/22	72,218
				4,721,022
	Rhode Island – 0.4%
625,000	Cranston RI, Ser 1, BANS	1.00%	08/23/22	629,009
	South Carolina – 1.0%
500,000	Berkeley Cnty SC Sch Dist Installment Pur Rev Ref Securing Assets for Edu, Ser A	5.00%	12/01/27	547,028
50,000	SC St Pub Svc Auth Rev Ref Oblig Santee Cooper Proj, Ser B	4.00%	12/01/21	50,154
145,000	SC St Pub Svc Auth Rev Ref Obligs, Ser C	5.00%	12/01/22	152,431
60,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser A	5.00%	12/01/28	60,233
90,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser A	5.00%	12/01/29	90,350
100,000	SC St Pub Svc Auth Rev Ref, Ser B	5.00%	12/01/22	105,103
550,000	SC St Pub Svc Auth Rev Santee Cooper, Ser D	5.00%	12/01/43	565,497
90,000	SC St Pub Svc Auth Rev Unrefunded Ref Oblig, Ser B	5.00%	12/01/21	90,350
15,000	Scago SC Eductnl Facs Corp for Pickens Sch Dist Ref	5.00%	12/01/21	15,058
90,000	Spartanburg Cnty SC Sch Dist #6	5.00%	04/01/22	91,807
				1,768,011
	Tennessee – 1.8%
75,000	Hamilton Cnty TN, Ser A	5.00%	04/01/22	76,503
135,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Trevecca Nazarene Univ Proj, Ser B	4.00%	10/01/23	142,556
500,000	TN St Energy Acq Corp Gas Rev	5.00%	11/01/22	522,809
1,085,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/22	1,129,095
610,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/23	662,934
735,000	TN St Energy Acq Corp Gas Rev, Ser C	5.00%	02/01/23	776,640
				3,310,537
	Texas – 11.3%
40,000	Arlington TX Hgr Edu Fin Corp Edu Rev Kipp TX Inc	5.00%	08/15/23	43,339
200,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	212,279
250,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/22	251,925
2,000,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/29	2,413,040
210,000	Centrl TX Regl Mobility Auth Rev Ref Sr Lien, Ser A, AGM	5.00%	01/01/43	221,525
220,000	Dallas Fort Worth TX Intl Arpt Rev, Ser H, AMT	5.00%	11/01/42	220,000
100,000	Dallas TX Wtrwks & Swr Sys Rev Ref, Ser A	5.00%	10/01/37	104,402
75,000	Dallas TX Wtrwks & Swr Sys Rev Unrefunded Ref, Ser A	5.00%	10/01/29	78,301
170,000	Dallas-Fort Worth TX Intl Arpt Rev Jt Impt, Ser D, AMT	5.00%	11/01/38	170,000
475,000	Dallas-Fort Worth TX Intl Arpt Rev Jt Impt, Ser D, AMT	5.00%	11/01/42	475,000
195,000	Dallas-Fort Worth TX Intl Arpt Rev, Ser H, AMT	4.00%	11/01/45	195,000
1,000,000	Denton TX Indep Sch Dist Var Sch Bldg Remk, Ser B (a)	0.07%	08/01/35	1,000,000
75,000	Fort Worth TX Ref & Impt	5.00%	03/01/32	76,201
200,000	Gulfgate Redev Auth TX Tax Incr Contract Rev Ref, AGM	4.00%	09/01/22	205,870
145,000	Harris Cnty TX Muni Util Dist #397 Ref Green Bond, BAM	4.00%	05/01/22	147,634
15,000	Houston TX Util Sys Rev Comb First Lien, Ser D	5.00%	11/15/40	15,026

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$45,000	Houston TX Util Sys Rev Ref Comb 1st Lien, Ser F	5.00%	11/15/31	$45,079
35,000	Houston TX Util Sys Rev Ref Comb First Lien, Ser F	5.00%	11/15/28	35,061
425,000	Kaufman Cnty TX Muni Util Dist #5, BAM	4.00%	03/01/23	444,666
150,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs	5.00%	05/15/25	153,862
75,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj	5.00%	05/15/23	80,445
1,050,000	Lower Colorado River TX Auth Rev Unrefunded Ref, Ser A	5.00%	05/15/28	1,076,645
140,000	Lower Colorado River TX Auth Rev Unrefunded Ref, Ser A	5.00%	05/15/36	143,553
265,000	Mclendon Chisholm TX Spl Assmnt Rev Ref Sonoma Pub Impt Dt Phase 1 Proj, BAM	4.00%	09/15/23	279,252
2,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 02/01/22)	0.20%	05/01/50	2,000,000
1,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Wst Mgmt Inc Proj Remk, Ser B, AMT (Mandatory put 12/01/22)	0.15%	07/01/40	1,000,087
420,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/23	451,108
430,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/24	477,932
150,000	Montgomery Cnty TX Muni Util Dist #119 Green Bond, Ser A, BAM	2.00%	04/01/22	151,069
500,000	Montgomery Cnty TX Muni Util Dist #119, Ser B	1.00%	04/01/22	501,290
125,000	Mueller TX Loc Govt Corp Contract Rev Tax Incr	5.00%	09/01/22	129,736
95,000	N TX Tollway Auth Rev First Tier Ref, Ser A	3.75%	01/01/28	95,554
100,000	N TX Tollway Auth Rev First Tier Ref, Ser B	5.00%	01/01/22	100,791
65,000	N TX Tollway Auth Rev First Tier Ref, Ser B	5.00%	01/01/36	65,514
170,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/22	171,355
130,000	Newark Hgr Edu Fin Corp TX Edu Rev The Hughen Ctr Inc, Ser A	4.00%	08/15/23	138,346
175,000	Sienna Plantation TX Muni Util Dist #5 Contract Rev, BAM	4.50%	11/01/21	175,000
210,000	Sienna Plantation TX Muni Util Dist #5 Contract Rev, BAM	4.50%	11/01/21	210,000
185,000	Sienna Plantation TX Muni Util Dist #5 Contract Rev, BAM	4.50%	11/01/22	192,596
120,000	Sienna Plantation TX Muni Util Dist #5 Contract Rev, BAM	4.50%	11/01/22	124,927
180,000	Sienna Plantation TX Muni Util Dist #5 Contract Rev, BAM	4.50%	11/01/22	187,390
275,000	Stafford TX Econ Dev Corp Sales Tax Rev Ref, BAM	5.00%	09/01/23	297,771
2,000,000	Tender Option Bond Trust Recpts / Ctfs Various States Floaters, Ser 2021-XF1226 (a) (b)	0.08%	08/15/27	2,000,000
145,000	Titus Cnty TX Pass Thru Toll Ltd Tax, Ser B	4.00%	03/01/34	146,819
120,000	Trinity River TX Auth Red Oak Creek Sys Rev Red Oak Creek System	5.00%	02/01/23	126,985
350,000	TX St Muni Gas Acq & Sply Corp Gas Sply Rev Ref	5.00%	12/15/21	351,948
235,000	TX St Muni Gas Acq & Sply Corp Gas Sply Rev Ref	5.00%	12/15/22	246,924
35,000	TX St Muni Gas Acq & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/21	35,217
1,220,000	TX St Muni Gas Acq & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/22	1,287,997
240,000	TX St Muni Gas Acq & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/23	264,290
290,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref 1st Tier, Ser A	5.00%	08/15/41	301,065
100,000	TX St Univ Sys Fing Rev Ref Sys	4.10%	03/15/39	101,458
170,000	TX St Univ Sys Fing Rev Ref, Ser A	5.00%	03/15/22	173,042
150,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/22	155,771
250,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/23	268,073
380,000	Viridian TX Muni Mgmt Dist Util Impt Bonds, BAM	4.00%	12/01/21	381,106
				20,399,266
	Utah – 0.2%
75,000	Murray City UT Sch Dist Ref & Bldg UT Sch Brd Guaranty	5.00%	02/01/22	75,905

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$105,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	4.00%	04/15/23	$110,070
100,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Spectrum Acdmy Proj	4.00%	04/15/22	101,568
				287,543
	Vermont – 0.0%
65,000	VT St Muni Bond Bank, Ser 1	2.00%	12/01/21	65,097
10,000	VT St Muni Bond Bank, Ser 1	5.00%	12/01/21	10,039
				75,136
	Virginia – 0.7%
100,000	Norfolk VA Wtr Rev Prerefunded Ref	5.00%	11/01/22	102,414
100,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/22	102,632
100,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/23	107,052
175,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/24	193,685
140,000	VA St Res Auth Infra Rev Prerefunded VA Pooled Fing Auth, Ser A	5.00%	11/01/31	146,763
350,000	VA St Small Busn Fing Auth Rev Ref Natl Sr Cmps Inc	5.00%	01/01/22	352,725
240,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	3.00%	12/01/22	245,564
				1,250,835
	Washington – 0.3%
200,000	Centrl WA Univ Sys Rev, AGM	5.00%	05/01/23	213,632
100,000	Port of Seattle WA Rev Intermediate Lien, AMT	5.00%	04/01/23	106,623
100,000	WA St Hlthcare Facs Auth Ref Seattle Childrens Hosp, Ser B	5.00%	10/01/25	104,355
160,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (b)	5.00%	12/01/21	160,613
				585,223
	Wisconsin – 6.2%
725,000	Milwaukee WI Promissory & Corporate Notes, Ser N2	5.00%	05/01/22	742,175
705,000	Milwaukee WI Promissory Nts, Ser N1	5.00%	02/01/23	746,493
100,000	Milwaukee WI Promissory Nts, Ser N2	5.00%	05/15/22	102,553
150,000	Milwaukee WI Ref Prom Nts, Ser N2	4.00%	03/15/22	152,091
410,000	Milwaukee WI Ref Prom Nts, Ser N2	4.00%	03/15/25	456,702
600,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/22	611,843
370,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/23	394,615
440,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/24	487,734
65,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/23	68,441
1,150,000	Racine WI, NANS	2.00%	04/01/22	1,152,704
1,947,000	Tender Option Bond Trust Recpts / Ctfs Various States Floaters, Ser 2020-XF2869 (a) (b)	0.25%	11/01/25	1,947,000
1,435,000	Tender Option Bond Trust Recpts / Ctfs Various States Floaters, Ser 2020-XF2887 (a) (b)	0.25%	06/15/38	1,435,000
55,000	WI St Hlth & Eductnl Facs Auth Rev Ref Saint John’s Cmntys Inc, Ser B	3.00%	09/15/22	55,983
165,000	WI St Hlth & Eductnl Facs Auth Rev Ref Saint John’s Cmntys Inc, Ser B	3.00%	09/15/23	170,784
150,000	WI St Hlth & Eductnl Facs Auth Rev Three Pillars Sr Living Cmntys, Ser A	4.00%	08/15/23	158,054
100,000	WI St Transprtn Rev Prerefunded, Ser 1	5.00%	07/01/25	107,847
50,000	WI St Unrefunded Ref, Ser 2	5.00%	05/01/27	51,202
50,000	WI St, Ser A	5.00%	05/01/24	51,207
155,000	WI St, Ser A	4.00%	05/01/29	157,972
110,000	WI St, Ser A	5.00%	05/01/30	112,656

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$2,000,000	Wood Cnty WI, NANS	0.75%	03/07/22	$2,001,028
				11,164,084

Total Investments – 98.1%	176,904,178
(Cost $176,682,789) (d)
Net Other Assets and Liabilities – 1.9%	3,400,404
Net Assets – 100.0%	$180,304,582

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2021, securities noted as such amounted to $9,517,410 or 5.3% of net assets.
(c)	Zero coupon bond.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $296,198 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $74,809. The net unrealized appreciation was $221,389.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COPS	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
GARVEE	Grant Anticipation Revenue Vehicle
NANS	Note Anticipation Notes
NATL-RE	National Public Finance Guarantee Corp.
RANS	Revenue Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 176,904,178	$ —	$ 176,904,178	$ —

*	See Portfolio of Investments for state breakout.

Additional Information
First Trust Exchange-Traded Fund III
October 31, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.